Stock - Based Employee Compensation - Additional Information (Detail) (USD $)	12 Months Ended							12 Months Ended					12 Months Ended		0 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 21, 2012	Feb. 29, 2012	Dec. 31, 2010	Sep. 29, 2009	May 16, 2008	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2012 Equity Incentive Plan 2009	Sep. 29, 2009 2008 Equity Incentive Plan	May 16, 2008 2008 Equity Incentive Plan	Dec. 31, 2012 2008 Equity Incentive Plan Employee Stock Option Maximum	Sep. 29, 2009 2008 Equity Incentive Plan ISOs	May 16, 2008 2008 Equity Incentive Plan ISOs Maximum	Sep. 21, 2012 2009 Equity Incentive Plan (Executive)	Oct. 11, 2010 2009 Equity Incentive Plan (Executive)	Jan. 08, 2009 2009 Equity Incentive Plan (Executive)	Dec. 31, 2012 2009 Equity Incentive Plan (Executive) Employee Stock Option Maximum
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Number of company's common stock approved			330,000								3,000,000	1,500,000		1,500,000		330,000	3,060,382	4,200,000
Stock granted exercise period													10 Years		10 Years				10 Years
Common stock, par value	$ 0.001	$ 0.001		$ 0.001	$ 0.001													$ 0.001
Volatility rate								91.00%	84.00%
Risk free interest	0.27%
Stock option contractual term	2 years	0 years								0 years
Dividend yield	0.00%